UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment           [   ] Amendment Number:
This Amendment (Check only one.): [   ] is a restatement.
                                  [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Kempner Capital Management, Inc.
Address: PO Box 119
         Galveston, TX 77553

13F File Number:  028-03507
                  ----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      V. Delynn Greene
Title:     Vice President and Compliance Officer
Phone:     409-765-6671


     /s/ V. Delynn Greene   Galveston, Texas      April 2, 2013
     --------------------   ----------------      ----------------
       (Signature)            (City, State)           (Date)

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


Report Type (Check only one.):

[X]         13F HOLDINGS REPORT.

[ ]         13F NOTICE.

[ ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

File No. 028-13146              Frost Investment Advisors, LLC


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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                1

Form 13F Information Table Entry Total:          47

Form 13F Information Table Value Total:    $250,969 thousands


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.                                Name
---                                ----

028-13146                           Frost Investment Advisors, LLC

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Kempner Capital Management, Inc.

FORM 13F

ALL EQUITY PORTFOLIOS UNDER MANAGEMENT

03/31/2013


                                                                                                            Voting Authority
                                                                                                         ----------------------

                              Title of              Value      Shares/  Sh/   Put/  Invstmt    Other
Name of Issuer                 class    CUSIP     (x$1000)     Prn Amt  Prn   Call  Dscretn    Managers   Sole    Shared    None
--------------                 -----    -----     --------     -------  ---   ----  -------    --------   ----    ------    ----
AT&T Inc.                       COM     00206R102    9,610     261,929  SH           Sole                  261,929.0
Alcoa Inc                       COM     013817101    1,288     151,155  SH           Sole                  151,155.0
Allstate Corp.                  COM     020002101   12,141     247,415  SH           Sole                  247,415.0
AnnalyCapMgmtIncREIT            COM     035710409    6,400     402,780  SH           Sole                  402,780.0
Applied Materials               COM     038222105    4,064     301,515  SH           Sole                  301,515.0
ArcherDanielsMidland            COM     039483102   10,143     300,705  SH           Sole                  300,705.0
Avon Products, Inc.             COM     054303102    1,118      53,950  SH           Sole                   53,950.0
Baker Hughes Inc.               COM     057224107    9,894     213,180  SH           Sole                  213,180.0
Bank of America Corp.           COM     060505104    3,543     290,888  SH           Sole                  290,888.0
Becton Dickinson & Co.          COM     075887109    3,312      34,645  SH           Sole                   34,645.0
Best Buy Company Inc            COM     086516101    8,745     394,790  SH           Sole                  394,790.0
Black Box Corporation           COM     091826107    5,146     235,956  SH           Sole                  235,956.0
Boeing Company                  COM     097023105   12,225     142,400  SH           Sole                  142,400.0
Coach Inc.                      COM     189754104    6,635     132,730  SH           Sole                  132,730.0
Cullen Frost Bankers            COM     229899109    5,664      90,576  SH           Sole                   90,576.0
Dover Corporation               COM     260003108    6,245      85,685  SH           Sole                   85,685.0
Dow Chemical Co                 COM     260543103    5,647     177,364  SH           Sole                  177,364.0
Emcore Corporation              COM     290846203       73      12,500  SH           Sole                   12,500.0
Enzo Biochem Inc.               COM     294100102      176      70,001  SH           Sole                   70,001.0
Gannett Company Inc             COM     364730101    4,213     192,660  SH           Sole                  192,660.0
Hewlett-Packard Co              COM     428236103    9,033     378,915  SH           Sole                  378,915.0
IBM Corporation                 COM     459200101   13,466      63,130  SH           Sole                   63,130.0
Johnson Controls Inc            COM     478366107    2,677      76,325  SH           Sole                   76,325.0
Lincoln National Corp.          COM     534187109    1,800      55,201  SH           Sole                   55,201.0
Marsh & McLennan                COM     571748102    8,659     228,045  SH           Sole                  228,045.0
Microsoft Corporation           COM     594918104    1,440      50,335  SH           Sole                   50,335.0
Mosaic Co. (The)                COM     61945C103    2,398      40,220  SH           Sole                   40,220.0
Nat'l Oilwell Varco Inc         COM     637071101    2,298      32,480  SH           Sole                   32,480.0
Occidental Petro Corp           COM     674599105    1,578      20,130  SH           Sole                   20,130.0
Raytheon Company                COM     755111507    6,815     115,915  SH           Sole                  115,915.0
Staples Inc                     COM     855030102   11,521     858,500  SH           Sole                  858,500.0
Star Scientific Inc             COM     85517P101      332     200,000  SH           Sole                  200,000.0
US Natural Gas Fd ETF           COM     912318201      780      35,650  SH           Sole                   35,650.0
Wal-Mart Stores Inc             COM     931142103    8,332     111,345  SH           Sole                  111,345.0
Western Union Co/The            COM     959802109   12,700     844,386  SH           Sole                  844,386.0
BP Plc ADS                      ADR     055622104    8,522     201,220  SH           Sole                  201,220.0
Barclays Plc ADR                ADR     06738E204    4,254     239,535  SH           Sole                  239,535.0
Honda Motor Co Ltd.             ADR     438128308    1,689      44,150  SH           Sole                   44,150.0
Nippon Telgrph&Telphn           ADR     654624105    9,939     457,160  SH           Sole                  457,160.0
Rio Tinto Plc                   ADR     767204100    4,631      98,365  SH           Sole                   98,365.0
Teva Phrm Ind Ltd ADR           ADR     881624209    9,709     244,675  SH           Sole                  244,675.0
Vodafone Group Plc              ADR     92857W209    3,787     133,355  SH           Sole                  133,355.0
XL Group Ltd.                   ADR     G98290102    6,972     230,112  SH           Sole                  230,112.0
Alliance Worldwide Privatizati  MMF     01879X103      297      19,580  SH           Sole                   19,580.3
MrgnStnly AsiaPacific Fd        MMF     61744U106      598      37,000  SH           Sole                   37,000.0
MrgnStnly India Invstmnt Fd     MMF     61745C105      328      18,500  SH           Sole                   18,500.0
Phoenix Group Hldgs (PHNX LN)   INTL      B45JKK9      134      13,206  SH           Sole                   13,206.0

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REPORT SUMMARY     47       DATA RECORDS            250,969      1 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

Institutional Manager with respect to which this report is filed other than Kempner Capital Management, Inc. is:
Name: Frost Investment Advisors, LLC No: 028-13146

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